EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans	$ 510		$ 478
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, P P A C A Excise Tax					31
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,456)		(1,423)
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.75%	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(340)		(342)
Southern California Gas Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(855)		(833)
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	3,406		3,124
Defined Benefit Plan, Service Cost	90		83
Defined Benefit Plan, Interest Cost	162		168
Defined Benefit Plan, Plan Amendments	8
Defined Benefit Plan, Actuarial Gain (Loss)	(374)		(224)
Defined Benefit Plan, Settlements, Benefit Obligation	(19)		(34)
Defined Benefit Plan, Foreign currency adjustments			(2)
Defined Benefit Plan Business, Acquisitions			20
Defined Benefit Plan, Benefits Paid	(217)		(177)
Defined Benefit Plan, Benefit Obligation, Ending Balance	3,804		3,406		3,124
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,332		2,354
Defined Benefit Plan, Actual Return on Plan Assets	339		(23)
Defined Benefit Plan, Contributions by Employer	123		212
Defined Benefit Plan, Settlements, Plan Assets	(19)		(34)
Defined Benefit Plan, Benefits Paid, Plan Assets	(217)		(177)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,558		2,332		2,354
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(1,246)		(1,074)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,246)		(1,074)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(31)		(31)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,215)		(1,043)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(96)		(92)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(95)		(91)
Defined Benefit Plan, Accumulated Benefit Obligation	3,530		3,176
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	3,544		3,150
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	3,295		2,958
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	2,558		2,332
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	90		83		83
Defined Benefit Plan, Interest Cost	162		168		167
Defined Benefit Plan, Expected Return on Plan Assets	(155)		(144)		(143)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	3		4		4
Defined Benefit Plan, Amortization of (Gains) Losses	47		34		30
Defined Benefit Plan, Regulatory Adjustment	(29)		43		19
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	8		13
Defined Benefit Plan, Net Periodic Benefit Cost, Total	126		201		160
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	19		23		(12)
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(9)		(10)		(10)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	10		13		(22)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	136		214		138
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			10
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.04%		4.95%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	154
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	318
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	315
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	315
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	319
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	312
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	1,411
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	981		949
Defined Benefit Plan, Service Cost	28		28
Defined Benefit Plan, Interest Cost	45		49
Defined Benefit Plan, Plan Amendments	1
Defined Benefit Plan, Actuarial Gain (Loss)	(87)		(27)
Defined Benefit Plan, Transfers, Benefit Obligation			(19)
Defined Benefit Plan, Settlements, Benefit Obligation			(1)
Defined Benefit Plan, Benefits Paid	(75)		(52)
Defined Benefit Plan, Benefit Obligation, Ending Balance	1,067		981		949
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	712		713
Defined Benefit Plan, Actual Return on Plan Assets	99		(7)
Defined Benefit Plan, Contributions by Employer	45		69
Defined Benefit Plan, Transfers, Plan Assets			(10)
Defined Benefit Plan, Settlements, Plan Assets			(1)
Defined Benefit Plan, Benefits Paid, Plan Assets	(75)		(52)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	781		712		713
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(286)		(269)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(286)		(269)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(5)		(3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(281)		(266)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(12)		(11)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(11)		(10)
Defined Benefit Plan, Accumulated Benefit Obligation	1,041		962
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,025		944
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,003		928
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	781		712
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	28		28		27
Defined Benefit Plan, Interest Cost	45		49		47
Defined Benefit Plan, Expected Return on Plan Assets	(47)		(46)		(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2		1		1
Defined Benefit Plan, Amortization of (Gains) Losses	14		9		12
Defined Benefit Plan, Regulatory Adjustment	6		31		13
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	1		1
Defined Benefit Plan, Net Periodic Benefit Cost, Total	49		73		60
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	2		1		2
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	1				1
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	50		73		61
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	57
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	92
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	92
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	91
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	87
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	84
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	392
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,017		1,786
Defined Benefit Plan, Service Cost	53		46
Defined Benefit Plan, Interest Cost	99		99
Defined Benefit Plan, Plan Amendments	7
Defined Benefit Plan, Actuarial Gain (Loss)	(245)		(171)
Defined Benefit Plan, Transfers, Benefit Obligation			26
Defined Benefit Plan, Settlements, Benefit Obligation	(2)		(4)
Defined Benefit Plan, Benefits Paid	(120)		(107)
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,299		2,017		1,786
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,443		1,456
Defined Benefit Plan, Actual Return on Plan Assets	213		(12)
Defined Benefit Plan, Contributions by Employer	47		95
Defined Benefit Plan, Transfers, Plan Assets			15
Defined Benefit Plan, Settlements, Plan Assets	(2)		(4)
Defined Benefit Plan, Benefits Paid, Plan Assets	(120)		(107)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,581		1,443		1,456
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(718)		(574)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(718)		(574)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(4)		(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(714)		(570)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(4)		(6)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(3)		(5)
Defined Benefit Plan, Accumulated Benefit Obligation	2,080		1,845
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	2,275		1,987
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	2,057		1,818
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	1,581		1,443
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	53		46		46
Defined Benefit Plan, Interest Cost	99		99		98
Defined Benefit Plan, Expected Return on Plan Assets	(96)		(85)		(90)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2		2		2
Defined Benefit Plan, Amortization of (Gains) Losses	23		17		10
Defined Benefit Plan, Regulatory Adjustment	(36)		12		6
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	1		1
Defined Benefit Plan, Net Periodic Benefit Cost, Total	46		92		72
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(4)		2
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(5)		1		(1)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	41		93		71
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	69
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	190
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	194
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	192
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	195
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	191
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	835
Sempra Energy Pension Plan [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(11)
Mobile Gas Pension Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.14%	[2]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.93%	[3]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.80%	[4]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	8.50%	[5]	8.50%	[5]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[5]	3.50%	[5]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	5.05%	[6]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	5.00%	[7]	5.00%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	5.00%	[8]	5.00%	[8]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.50%	[7]	3.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[8]	3.50%	[8]
Utility Unfunded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[4]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%	[5]	4.50%	[5]
Utility Unfunded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[6]
SE Director Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	[3]	4.40%	[2]
SE Unfunded Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[3]	4.70%	[2]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%	[8]	4.50%	[8]
SE Funded Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.90%	[3]	4.90%	[2]
SE All Other Funded Plans [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	9.50%	[7]	9.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	8.50%	[8]	8.50%	[8]
SE All Other Funded Plans [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.50%	[7]	3.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[8]	3.50%	[8]
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,160		1,139
Defined Benefit Plan, Service Cost	25		31
Defined Benefit Plan, Interest Cost	52		65
Defined Benefit Plan, Plan Amendments	(56)		4
Defined Benefit Plan, Actuarial Gain (Loss)	25		42
Defined Benefit Plan Contributions By Plan Participants	15		15
Defined Benefit Plan Business, Acquisitions			5
Defined Benefit Plan, Benefits Paid	(56)		(59)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received			2
Defined Benefit Plan, Benefit Obligation, Ending Balance	1,115		1,160		1,139
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	778		746
Defined Benefit Plan, Actual Return on Plan Assets	97		4
Defined Benefit Plan, Contributions by Employer	39		72
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	15		15
Defined Benefit Plan, Benefits Paid, Plan Assets	(56)		(59)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	873		778		746
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(242)		(382)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(242)		(382)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(1)		(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(241)		(380)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(6)		(8)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(6)		(8)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	25		31		26
Defined Benefit Plan, Interest Cost	52		65		57
Defined Benefit Plan, Expected Return on Plan Assets	(53)		(48)		(46)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(4)				(1)
Defined Benefit Plan, Amortization of (Gains) Losses	12		17		8
Defined Benefit Plan, Regulatory Adjustment	7		7		7
Defined Benefit Plan, Net Periodic Benefit Cost, Total	39		72		51
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(6)		7		(1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax					1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(6)		7
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	33		79		51
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.09%		5.11%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.96%		6.25%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	10.00%	[9]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	[1]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2020		2019
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	8
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(8)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	114
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(88)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	27
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	46
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	48
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	53
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	56
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	61
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	345
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	182		175
Defined Benefit Plan, Service Cost	7		7
Defined Benefit Plan, Interest Cost	9		10
Defined Benefit Plan, Plan Amendments	(2)		2
Defined Benefit Plan, Actuarial Gain (Loss)	5		5
Defined Benefit Plan Contributions By Plan Participants	6		7
Defined Benefit Plan, Transfers, Benefit Obligation			(2)
Defined Benefit Plan, Benefits Paid	(12)		(12)
Defined Benefit Plan, Benefit Obligation, Ending Balance	185		182		175
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	106		99
Defined Benefit Plan, Actual Return on Plan Assets	13		(1)
Defined Benefit Plan, Contributions by Employer	13		15
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	6		7
Defined Benefit Plan, Transfers, Plan Assets			(2)
Defined Benefit Plan, Benefits Paid, Plan Assets	(12)		(12)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	126		106		99
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(59)		(76)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(59)		(76)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(59)		(76)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	7		7		6
Defined Benefit Plan, Interest Cost	9		10		9
Defined Benefit Plan, Expected Return on Plan Assets	(8)		(8)		(5)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	4		4		4
Defined Benefit Plan, Regulatory Adjustment	1		2		2
Defined Benefit Plan, Net Periodic Benefit Cost, Total	13		15		16
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	13		15		16
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.05%		5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.81%		6.69%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(1)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	9
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(7)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	11
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	8
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	10
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	57
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	921		920
Defined Benefit Plan, Service Cost	16		22
Defined Benefit Plan, Interest Cost	41		53
Defined Benefit Plan, Plan Amendments	(54)		1
Defined Benefit Plan, Actuarial Gain (Loss)	19		46
Defined Benefit Plan Contributions By Plan Participants	9		9
Defined Benefit Plan, Transfers, Benefit Obligation			5
Defined Benefit Plan, Benefits Paid	(41)		(45)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received			2
Defined Benefit Plan, Benefit Obligation, Ending Balance	873		921		920
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	658		632
Defined Benefit Plan, Actual Return on Plan Assets	83		4
Defined Benefit Plan, Contributions by Employer	23		55
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	9		9
Defined Benefit Plan, Transfers, Plan Assets			3
Defined Benefit Plan, Benefits Paid, Plan Assets	(41)		(45)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	732		658		632
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(141)		(263)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(141)		(263)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(141)		(263)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	16		22		18
Defined Benefit Plan, Interest Cost	41		53		46
Defined Benefit Plan, Expected Return on Plan Assets	(44)		(40)		(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(7)		(4)		(4)
Defined Benefit Plan, Amortization of (Gains) Losses	11		17		7
Defined Benefit Plan, Regulatory Adjustment	5		5		5
Defined Benefit Plan, Net Periodic Benefit Cost, Total	22		53		32
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	22		53		32
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.15%		5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	7
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(7)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	102
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(78)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	11
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	35
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	38
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	41
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	45
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	48
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	264
Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.65%	[10]	4.65%	[11]
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			4
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			2
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 1
Executive Life Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%	[7]	4.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.10%	[10]	4.10%	[11]
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.80%	[11]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.88%	[10]

[1]	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.
[2]	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
[3]	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
[4]	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
[5]	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
[6]	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.
[7]	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
[8]	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
[9]	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
[10]	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
[11]	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.